Maxim Series Fund, Inc.
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                                  March 3, 1999


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:    Maxim Series Fund, Inc.
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File Nos. 2-75503


Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for the Maxim Vista Growth & Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c ) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

        (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 60 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

        (2) the text of post-effective amendment no. 60 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on March 1, 1999.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-4285.

Maxim Series Fund, Inc.
(Registrant)



By:     /s/ Jeffrey A. Engelsman
        Jeffrey A. Engelsman
        Attorney